Cover	May 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	Allegheny Technologies Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12001
Entity Tax Identification Number	25-1792394
Entity Address, Address Line One	1000 Six PPG Place,
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-5479
City Area Code	412
Local Phone Number	394-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	ATI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001018963
Amendment Flag	false